Debt Instruments - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for impairment losses
Financial assets	$ (1,743,889)	$ (1,616,873)
Impairment losses on financial assets	16,083	19,229	$ 21,799
Debt instruments
Allowance for impairment losses
Financial assets	(466,396)	(513,568)
Debt instruments | Impairment losses
Allowance for impairment losses
Financial assets	22	39
Debt instruments | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	22	39
Government debt securities | Mexico
Allowance for impairment losses
Financial assets	(355,658)	(336,872)
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	(102,005)	(165,955)
Issued by financial institutions
Allowance for impairment losses
Financial assets	(8,492)	(5,601)
Other debt securities
Allowance for impairment losses
Financial assets	(241)	(5,140)
Financial assets at fair value through other comprehensive income category
Allowance for impairment losses
Impairment losses on financial assets	(17)		68
Financial assets at fair value through other comprehensive income category | Debt instruments
Allowance for impairment losses
Financial assets	(313,906)	(390,974)	(355,321)	$ (233,463)
Financial assets at fair value through other comprehensive income category | Debt instruments | Impairment losses
Allowance for impairment losses
Financial assets	22	39
Change in allowance for impairment losses	(17)	(52)
Financial assets at fair value through other comprehensive income category | Debt instruments | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	22	39
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Impairment losses
Allowance for impairment losses
Financial assets	22	38
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	22	38
Financial assets at fair value through other comprehensive income category | Other debt securities | Impairment losses
Allowance for impairment losses
Financial assets	1	1
Financial assets at fair value through other comprehensive income category | Other debt securities | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	1	1
Financial assets at amortized cost category
Allowance for impairment losses
Impairment losses on financial assets	16,100	19,229	$ 21,731
Financial assets at amortized cost category | Debt instruments
Allowance for impairment losses
Financial assets	(22,241)	(11,619)
Impairment losses on financial assets	$ 0	$ 0